Investment Objectives and Goals	Jul. 02, 2026
GraniteShares 2x Long SK Hynix Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of SK Hynix Inc. (Nasdaq: SKHY).
GraniteShares 2x Short SK Hynix Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of SK Hynix Inc. (Nasdaq: SKHY).